Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2021
Discontinued Operations and Disposal Groups [Abstract]
Summary Of Disposal Groups Including Discontinued Operations Income Statement
The following table presents components of discontinued operations included in “Income from discontinued operations, net of tax” for the year ended March 31, 2020 (in thousands).

Year Ended March 31, 2020
Operating expenses:
Research and development	$265,452
General and administrative	119,885

Total operating expenses	385,337

Loss from operations	(385,337)

Gain on sale of business	(1,985,949)
Interest income	(2,305)
Interest expense (1)	13,733
Other expense	8,866

Income from discontinued operations before income taxes	1,580,318
Income tax expense	1,892

Income from discontinued operations, net of tax	$1,578,426

Loss from discontinued operations before income taxes attributable to noncontrolling interests	$(141,783)
Income from discontinued operations before income taxes attributable to Roivant Sciences Ltd.	1,722,101

Income from discontinued operations before income taxes	$1,580,318

(1)	Interest expense consists of interest payments related to outstanding debt held by Myovant and Urovant as well as the associated non-cash amortization of debt discounts and issuance costs.

Summary of Cash Flows from Discontinued Operations
In the accompanying consolidated statements of cash flows, the cash flows from discontinued operations are not separately classified. The significant cash flow items from discontinued operations were as follows (in thousands):

Year Ended March 31, 2020
Gain on sale of business	$(1,985,949)
Share-based compensation	$54,821
Acquired in-process research and development	$16,405